Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Assets And Liabilities Measured at Fair Value on Recurring Basis [Table Text Block]
	Level 1	Level 2	Level 3	Total
March 31, 2013:
Cash	$9,743	$-	$-	$9,743
Accounts receivable	-	18,837	-	18,837
Accounts payable and other liab.	-	(650,695)	-	(650,695)
Derivative liability	-	(17,396)	-	(17,396)
Notes payable, net of discount	-	(1,008,415)	-	(1,008,415)

December 31, 2012:
Cash	$16,216	$-	$-	$16,216
Accounts receivable	-	13,735	-	13,735
Accounts payable and other liab.	-	(608,702)	-	(608,702)
Derivative liability	-	(559)	-	(559)
Notes payable, net of discount	-	(1,032,035)	-	(1,032,035)

		Level 1	Level 2	Level 3	Total
December 31, 2012:
Investments in mineral properties	$	-$	-	$1,582,324	$1,582,324
Accounts receivable		-	13,735	-	13,735
Accounts payable and other liab.		-	(608,702)	-	(608,702)
Derivative liability		-	(559)	-	(559)
Notes and convertible notes payable		-	(1,032,035)	-	(1,032,035)

December 31, 2011:
Investments in mineral properties	$	-$	-	$1,965,577	$1,965,577
Accounts receivable		-	46,417	-	46,417
Accounts payable and other liab.		-	(1,230,214)	-	(1,230,214)
Notes and convertible notes payable		-	(2,999,995)	-	(2,999,995)